Note 3 - Net Income Per Common Share (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Adjusted Share Information	5.00%	5.00%	5.00%
Dividends Payable, Date Declared		Dec. 20, 2012	Dec. 20, 2012
Dividends Payable, Date to be Paid		Jan. 14, 2013	Jan. 31, 2013
Dividends Payable, Date of Record		Jan. 14, 2013	Jan. 14, 2013